Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Consideration for the Acquisition of Property
Bren Road
Item
Assumption of loan from Bren Road, LLC	$11,500,000
Issuance of 5,200,000 common units of Talon OP	6,500,000
Contingent liability included in accrued expenses	131,250
Total purchase price	$18,131,250

Item
Mortgage loan	$32,000,000
Issuance of 4,000,000 common units of Talon OP	5,000,000
Issuance of 30,000 preferred units of Talon OP	3,000,000
Assumption of accrued expenses and other liabilities	804,361
Total purchase price	$40,804,361

Schedule of Recognized Assets Acquired and Liabilities Assumed
Bren Road
Item
Tangible Assets:
Land	$4,700,000
Building	12,444,250

Intangible Assets:
In Place Leases	987,000
Total Assets Acquired	$18,131,250

Liabilities Assumed/Incurred:
Debt	$11,500,000
Contingent liability	131,250
Net Assets Acquired	$6,500,000

Item
Identifiable Assets Acquired:
Land	$3,000,000
Building	21,258,346
Building Improvements	804,361
Tenant Improvements	4,192,699
Leasing Costs	1,132,707
In-Place Leases	9,091,055
Above-Market Leases	1,832,939
Total Assets Acquired	$41,312,107

Liabilities Assumed/Incurred:
Other Liabilities	$804,361
Intangible Liabilities: Below-Market Leases	507,746
Debt	32,000,000

Net Assets Acquired	$8,000,000

ProForma Information

	Year Ended December 31
	2014	2013
	(unaudited)	(unaudited)
Revenue	$11,819,002	$11,808,419

Net income (loss) (1)	$(5,663,596)	$(4,964,006)
Net income (loss) attributable to Talon Real Estate Holding Corp.	$(3,905,478)	$(3,549,029)

Income (Loss) per share basic and diluted	$(0.25)	$(0.23)
Basic and diluted weighted average shares outstanding	15,915,380	15,281,886

(1) Net income (loss) includes the effects of depreciation and amortization expense of $5,114,679 and $5,402,503 for the years ended December 31, 2014 and 2013, respectively, based on allocations of the purchase price from management’s assessment of the fair value of tangible and intangible assets and any assumed liabilities in connection with the acquisitions.